Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statements of Comprehensive Income [Abstract]
Net income	$ 24	$ 481	$ 1,235
Components of other comprehensive income that will be reclassified subsequently to net income (loss)
Currency translation differences	118	(20)	(95)
Net change in fair value of cash flow hedges transferred to the statement of income	(54)	(38)	0
Effective portion of the change in fair value of cash flow hedges	53	42	0
Tax relating to items that will be reclassified subsequently to net income	0	(1)	0
Total	117	(17)	(95)
Components of other comprehensive income that will not be reclassified to net income (loss)
Net changes of investments at fair value through other comprehensive income	18	10	(58)
Gains (losses) from defined benefit plans	(15)	(75)	56
Tax relating to items that will not be reclassified to net income	(6)	10	(3)
Total	(3)	(55)	(5)
Total comprehensive income	138	409	1,135
Comprehensive income (loss) attributable to the non-controlling interests	23	4	(9)
Comprehensive income attributable to the shareholders of the Company	$ 115	$ 405	$ 1,144